Note 5 - Allowance for Doubtful Accounts and Loans (Details) - Analysis of Allowance for Doubtful Accounts and Loans in Yen In Thousands, unless otherwise specified	0 Months Ended			12 Months Ended
	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Analysis of Allowance for Doubtful Accounts and Loans in Yen [Abstract]
Balance at Beginning of Year	¥ 176,393	¥ 205,039	¥ 142,871	$ 1,713	¥ 176,393	¥ 205,039
Credits Charged Off	(12,067)	(17,934)	(19,878)	(117)
Provision for (Reversal of) Doubtful Accounts	(46,935)	(10,712)	82,046	(456)	(46,935)	(10,712)	82,046
Balance at End of Year				$ 1,140	¥ 117,391	¥ 176,393	¥ 205,039